Derivative financial instruments (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Derivative financial assets	£ 307,258	£ 229,236
Disclosure of offsetting of financial liabilities [line items]
Derivative financial liabilities	307,891	229,204
Derivative financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
IFRS netting posted against derivative liabilities	67	37,000
Non-cash assets pledged as collateral	4	3,000
Derivative liability expsoures	286	212,000
Derivative financial liabilities [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
IFRS netting posted against derivative liabilities	11	5,000
Derivative liability expsoures	49	36,000
Derivative financial assets [member]
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	67	37,000
Non-cash collateral	5	6,000
Derivative asset exposures	283	209,000
Derivative financial assets [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	8	4,000
Derivative asset exposures	£ 46	£ 33,000